Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Long Investments 367.2%
Common Stocks 357.6%
Aerospace & Defense 3.2%
Curtiss-Wright Corp.(1),(2)	6,345	$882,970
General Dynamics Corp.(1),(2)	4,036	856,318
Howmet Aerospace, Inc.(1)	2,423	74,944
TransDigm Group, Inc.(1)	8,357	4,385,921

		6,200,153

Air Freight & Logistics 8.8%
C.H. Robinson Worldwide, Inc.(1),(2)	77,153	7,430,606
FedEx Corp.(1)	26,856	3,987,310
Forward Air Corp.(1)	59,826	5,399,895

		16,817,811

Airlines 1.4%
Allegiant Travel Co.(1),(3)	14,540	1,061,129
Copa Holdings S.A., Class A(3),(4)	15,927	1,067,268
Delta Air Lines, Inc.(1),(3)	23,210	651,273

		2,779,670

Auto Components 1.9%
Aptiv PLC(1),(3),(4)	22,796	1,782,875
Autoliv, Inc.(1),(2)	21,693	1,445,405
Luminar Technologies, Inc.(1),(2),(3)	14,635	106,616
Tenneco, Inc., Class A(1),(3)	18,357	319,228

		3,654,124

Automobiles 5.4%
General Motors Co.(1)	185,368	5,948,459
Tesla, Inc.(1),(3)	17,049	4,522,247

		10,470,706

Banks 26.9%
Banner Corp.(1)	36,286	2,143,777
BOK Financial Corp.(1)	22,537	2,002,638
Cadence Bank(1),(2)	80,354	2,041,795
Citizens Financial Group, Inc.(1),(2)	120,096	4,126,498
Columbia Banking System, Inc.(1),(2)	83,345	2,407,837
Cullen/Frost Bankers, Inc.(1)	10,178	1,345,735
First Horizon Corp.(1)	139,667	3,198,374
FNB Corp.(1)	232,076	2,692,082
Hancock Whitney Corp.(1)	58,142	2,663,485
JPMorgan Chase & Co.(1),(2)	53,151	5,554,279
M&T Bank Corp.(1),(2)	30,776	5,426,424
Old National Bancorp(1)	92,763	1,527,807
Renasant Corp.(1),(2)	40,956	1,281,104
Texas Capital Bancshares, Inc.(1),(3)	8,824	520,881
Umpqua Holdings Corp.(1)	17,851	305,074
Veritex Holdings, Inc.(1)	25,895	688,548
Webster Financial Corp.(1),(2)	46,768	2,113,914
Wells Fargo & Co.(1)	85,258	3,429,077
Wintrust Financial Corp.(1)	57,620	4,698,911
Zions Bancorp NA(1),(2)	66,999	3,407,569

		51,575,809

Beverages 6.3%
Celsius Holdings, Inc.(3)	2,923	265,057
Constellation Brands, Inc., Class A(1)	18,151	4,168,922
Monster Beverage Corp.(1),(2),(3)	43,000	3,739,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Beverages
PepsiCo, Inc.(1),(2)	24,434	3,989,095

		12,162,354

Biotechnology 6.3%
AbbVie, Inc.(1)	24,073	3,230,837
Albireo Pharma, Inc.(3)	172	3,330
Aldeyra Therapeutics, Inc.(3)	22,580	120,577
Altimmune, Inc.(1),(2),(3)	4,187	53,468
Apellis Pharmaceuticals, Inc.(1),(2),(3)	1,731	118,227
Argenx SE, ADR(1),(3),(4)	581	205,122
Aurinia Pharmaceuticals, Inc.(1),(2),(3),(4)	5,209	39,172
Autolus Therapeutics PLC, ADR(3),(4)	907	1,941
AVEO Pharmaceuticals, Inc.(2),(3)	16,892	139,021
BELLUS Health, Inc.(1),(3),(4)	834	8,807
Biogen, Inc.(1),(3)	2,385	636,795
BioMarin Pharmaceutical, Inc.(1),(3)	3,109	263,550
BioNTech SE, ADR(1),(4)	2,484	335,042
Dynavax Technologies Corp.(1),(2),(3)	3,674	38,357
Eiger BioPharmaceuticals, Inc.(2),(3)	21,332	160,630
Exact Sciences Corp.(2),(3)	14,226	462,203
Exelixis, Inc.(1),(3)	41,452	649,967
FibroGen, Inc.(1),(3)	762	9,914
Gilead Sciences, Inc.(1)	28,482	1,757,055
Heron Therapeutics, Inc.(2),(3)	13,369	56,417
Horizon Therapeutics PLC(1),(3),(4)	2,887	178,676
Incyte Corp.(1),(3)	326	21,725
Insmed, Inc.(2),(3)	25,369	546,448
Karyopharm Therapeutics, Inc.(3)	5,864	32,017
Merus N.V.(1),(3),(4)	185	3,705
Natera, Inc.(1),(3)	12,378	542,404
Prometheus Biosciences, Inc.(1),(3)	302	17,821
Regeneron Pharmaceuticals, Inc.(1),(3)	906	624,116
Rigel Pharmaceuticals, Inc.(3)	13,388	15,798
Sage Therapeutics, Inc.(1),(3)	591	23,144
Seagen, Inc.(1),(2),(3)	2,753	376,693
Travere Therapeutics, Inc.(1),(3)	15,448	380,639
United Therapeutics Corp.(1),(3)	1,342	280,988
Vertex Pharmaceuticals, Inc.(1),(3)	2,157	624,538
Viridian Therapeutics, Inc.(1),(3)	8,810	180,693

		12,139,837

Building Products 2.3%
Fortune Brands Home & Security, Inc.(1)	13,036	699,903
Johnson Controls International PLC(1)	13,004	640,057
Lennox International, Inc.(1)	3,291	732,807
Masco Corp.(1),(2)	10,534	491,832
Owens Corning(1)	2,236	175,772
Trane Technologies PLC(1),(4)	11,001	1,593,055

		4,333,426

Capital Markets 13.7%
Affiliated Managers Group, Inc.(1),(2)	23,963	2,680,262
Ameriprise Financial, Inc.(1)	10,633	2,678,984
Blue Owl Capital, Inc., Class A(1),(2)	217,827	2,010,543
Carlyle Group, Inc. (The)(1),(2)	78,832	2,037,019
Cowen, Inc., Class A	12,369	477,938
Interactive Brokers Group, Inc., Class A(1)	64,358	4,113,120
Lazard Ltd., Class A(1)	69,398	2,208,938
Northern Trust Corp.(1),(2)	39,278	3,360,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Capital Markets
Robinhood Markets, Inc., Class A(3)	65,542	661,974
State Street Corp.(1),(2)	99,478	6,049,257

		26,278,661

Chemicals 2.4%
Albemarle Corp.(1)	174	46,013
CF Industries Holdings, Inc.(1)	674	64,872
Corteva, Inc.(1),(2)	20,569	1,175,518
DuPont de Nemours, Inc.(1),(2)	17,929	903,622
Nutrien Ltd.(1),(4)	15,308	1,276,381
RPM International, Inc.(2)	3,240	269,924
Sociedad Quimica y Minera de Chile S.A., ADR(4)	8,700	789,525

		4,525,855

Commercial Services & Supplies 1.8%
ACV Auctions, Inc., Class A(1),(2),(3)	219,949	1,581,433
Driven Brands Holdings, Inc.(1),(3)	16,802	470,120
IAA, Inc.(1),(2),(3)	45,127	1,437,295

		3,488,848

Communications Equipment 4.9%
ADTRAN Holdings, Inc.(1),(2)	101,728	1,991,834
Calix, Inc.(1),(2),(3)	1,430	87,430
Ciena Corp.(1),(2),(3)	23,593	953,865
CommScope Holding Co., Inc.(1),(2),(3)	654,621	6,029,060
Telefonaktiebolaget LM Ericsson, ADR(1),(4)	50,966	292,545

		9,354,734

Construction & Engineering 0.5%
MasTec, Inc.(1),(2),(3)	1,212	76,962
Quanta Services, Inc.(1),(2)	4,700	598,733
WillScot Mobile Mini Holdings Corp.(1),(3)	5,677	228,953

		904,648

Construction Materials 0.5%
Cemex S.A.B. de C.V., ADR(2),(3),(4)	273,417	937,821
Vulcan Materials Co.(1)	430	67,815

		1,005,636

Consumer Finance 4.3%
American Express Co.(1)	20,065	2,706,969
Discover Financial Services(1)	43,981	3,998,752
Encore Capital Group, Inc.(3)	1,492	67,856
PRA Group, Inc.(3)	4,446	146,096
SoFi Technologies, Inc.(2),(3)	276,735	1,350,467

		8,270,140

Containers & Packaging 2.4%
Ardagh Metal Packaging S.A.(4)	782,613	3,787,847
Avery Dennison Corp.(2)	3,129	509,088
Graphic Packaging Holding Co.(1),(2)	14,500	286,230

		4,583,165

Diversified Consumer Services 0.4%
2U, Inc.(3)	48,945	305,906
European Wax Center, Inc., Class A(1)	711	13,118
New Oriental Education & Technology Group, Inc., ADR(1),(3),(4)	17,635	422,711

		741,735

Diversified Financial Services 9.5%
Aequi Acquisition Corp.(3)	55,839	557,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Aequi Acquisition Corp., Class A(3)	26,623	265,697
Anzu Special Acquisition Corp. I, Class A(1),(3)	11,398	111,928
Apollo Global Management, Inc.(1),(2)	101,227	4,707,055
Apollo Strategic Growth Capital II(1),(3),(4)	1,043	10,326
Argus Capital Corp., Class A(3)	52,664	529,273
Atlas Crest Investment Corp. II(3)	9,270	91,217
Aurora Acquisition Corp., Class A(3),(4)	21,157	209,243
Beard Energy Transition Acquisition Corp.(3)	11,996	120,920
Broadscale Acquisition Corp., Class A(3)	22,768	224,265
Carney Technology Acquisition Corp. II(3)	9,695	96,368
CENAQ Energy Corp., Class A(3)	13,736	138,596
Churchill Capital Corp. VI(3)	10,205	100,825
Churchill Capital Corp. VII(3)	17,791	175,243
Conyers Park III Acquisition Corp.(3)	416,606	4,074,407
Direct Selling Acquisition Corp.(3)	8,360	84,770
Edify Acquisition Corp.(3)	1,794	17,779
Everest Consolidator Acquisition Corp.(3)	16,822	169,397
Financial Strategies Acquisition Corp., Class A(3)	40,406	405,272
Fortress Capital Acquisition Corp.(3),(4)	4,669	46,457
Fortress Value Acquisition Corp. IV(3)	4,666	45,867
Frazier Lifesciences Acquisition Corp.(3),(4)	4,797	48,690
GigCapital5, Inc.(3)	12,536	126,990
Global Partner Acquisition Corp. II(3),(4)	4,148	41,273
Golden Falcon Acquisition Corp.(3)	5,530	55,300
Gores Holdings VII, Inc.(3)	7,971	78,435
Gores Technology Partners II, Inc., Class A(1),(3)	15,960	156,727
Gores Technology Partners, Inc.(3)	11,400	112,176
Hudson Executive Investment Corp. II(3)	4,362	43,028
Hudson Executive Investment Corp. III(3)	10,361	101,849
HumanCo Acquisition Corp., Class A(3)	278,581	2,771,881
Lazard Growth Acquisition Corp. I(3),(4)	5,700	56,544
Longview Acquisition Corp. II(3)	11,188	109,866
MDH Acquisition Corp., Class A(3)	21,005	206,899
North Mountain Merger Corp., Class A(3)	14,010	140,240
Northern Star Investment Corp. III(3)	11,398	112,156
Pine Technology Acquisition Corp., Class A(3)	21,014	206,357
Pontem Corp.(3),(4)	4,781	47,571
Priveterra Acquisition Corp.(3)	5,669	55,726
PropTech Investment Corp. II(3)	7,044	70,229
Revolution Healthcare Acquisition Corp.(3)	5,698	55,954
RMG Acquisition Corp. III(3)	4,165	41,442
Schultze Special Purpose Acquisition Corp. II(3)	22,559	224,462
ScION Tech Growth I(3),(4)	6,940	69,122
ScION Tech Growth II(3),(4)	7,587	75,339
Senior Connect Acquisition Corp. I, Class A(1),(3)	7,744	77,014
Simon Property Group Acquisition Holdings, Inc.(3)	20,433	201,061
Tishman Speyer Innovation Corp. II(3)	10,753	106,025
TLG Acquisition One Corp.(3)	4,852	47,841
Turmeric Acquisition Corp.(3),(4)	6,073	61,277
Vector Acquisition Corp. II, Class A(1),(3),(4)	10,946	108,475
Velocity Acquisition Corp., Class A(3)	14,633	143,842
Warburg Pincus Capital Corp. I-A(3),(4)	11,400	113,202

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Diversified Financial Services
Williams Rowland Acquisition Corp.(3)	13,602	137,448

		18,186,619

Diversified Telecommunication Services 0.4%
AT&T, Inc.(1),(2)	52,548	806,086

Electric Utilities 0.2%
NextEra Energy, Inc.(1)	4,677	366,724
PG&E Corp.(1),(3)	902	11,275

		377,999

Electrical Equipment 4.7%
AMETEK, Inc.(1)	24,144	2,738,171
Eaton Corp. PLC(1),(4)	23,391	3,119,424
Emerson Electric Co.(1),(2)	3,582	262,274
Enovix Corp.(1),(2),(3)	5,821	106,728
Generac Holdings, Inc.(1),(2),(3)	1,745	310,854
Hubbell, Inc., Class B(1)	513	114,399
nVent Electric PLC(1),(4)	9,280	293,341
Regal Rexnord Corp.(1),(2)	4,760	668,114
Rockwell Automation, Inc.(1)	6,263	1,347,234

		8,960,539

Electronic Equipment, Instruments & Components 0.5%
Coherent Corp.(1),(2),(3)	4,388	152,922
Mirion Technologies, Inc.(1),(2),(3)	11,064	82,648
Rogers Corp.(1),(2),(3)	2,626	635,177

		870,747

Energy Equipment & Services 6.4%
ChampionX Corp.(2)	213,063	4,169,643
Core Laboratories N.V.(4)	1,217	16,405
Halliburton Co.(1)	59,905	1,474,861
Patterson-UTI Energy, Inc.	62,543	730,502
Schlumberger N.V.(1),(2),(4)	87,098	3,126,818
TechnipFMC PLC(3),(4)	221,927	1,877,503
Tenaris S.A., ADR(1),(4)	25,467	658,067
Transocean Ltd.(3),(4)	118,633	293,024

		12,346,823

Entertainment 4.9%
Activision Blizzard, Inc.(1)	20,600	1,531,404
Electronic Arts, Inc.	1,225	141,745
Liberty Media Corp-Liberty Formula One, Class C(1),(2),(3)	14,353	839,651
Netflix, Inc.(1),(3)	13,059	3,074,611
Take-Two Interactive Software, Inc.(1),(3)	9,777	1,065,693
Walt Disney Co. (The)(1),(3)	6,895	650,405
Warner Bros Discovery, Inc.(1),(3)	33,730	387,895
Warner Music Group Corp., Class A(1)	18,111	420,356
World Wrestling Entertainment, Inc., Class A(1),(2)	17,484	1,226,852

		9,338,612

Food & Staples Retailing 0.8%
Albertsons Cos., Inc., Class A(1)	23,547	585,379
US Foods Holding Corp.(1),(3)	2,975	78,659
Walmart, Inc.(1)	6,766	877,550

		1,541,588

Food Products 16.7%
Bunge Ltd.(1),(4)	43,707	3,608,887
Conagra Brands, Inc.(1)	62,254	2,031,348

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Food Products
Darling Ingredients, Inc.(1),(3)	20,366	1,347,211
Hershey Co. (The)(1)	25,898	5,709,732
Hostess Brands, Inc., Class A(1),(2),(3)	147,153	3,419,836
Ingredion, Inc.(1)	14,565	1,172,774
JM Smucker Co. (The)(2)	11,552	1,587,360
Kraft Heinz Co. (The)(1),(2)	189,866	6,332,031
Lamb Weston Holdings, Inc.(1),(2)	7,810	604,338
Post Holdings, Inc.(1),(3)	18,427	1,509,356
Simply Good Foods Co. (The)(1),(3)	51,516	1,647,997
Sovos Brands, Inc.(1),(2),(3)	64,309	915,760
TreeHouse Foods, Inc.(1),(2),(3)	30,355	1,287,659
Utz Brands, Inc.(1),(2)	53,791	812,244

		31,986,533

Health Care Equipment & Supplies 6.6%
Abbott Laboratories(1)	11,722	1,134,221
ABIOMED, Inc.(1),(2),(3)	1,179	289,633
Baxter International, Inc.(1),(2)	32,985	1,776,572
Boston Scientific Corp.(1),(3)	29,490	1,142,148
Cardiovascular Systems, Inc.(1),(3)	91	1,261
CVRX, Inc.(3)	14,118	131,721
DexCom, Inc.(1),(2),(3)	25,217	2,030,977
Edwards Lifesciences Corp.(1),(3)	12,741	1,052,789
Haemonetics Corp.(1),(3)	3,347	247,778
IDEXX Laboratories, Inc.(1),(2),(3)	1,551	505,316
Inari Medical, Inc.(1),(2),(3)	5,835	423,854
Insulet Corp.(1),(2),(3)	1,542	353,735
Medtronic PLC(1),(4)	3,120	251,940
Outset Medical, Inc.(2),(3)	705	11,231
Penumbra, Inc.(1),(2),(3)	6,290	1,192,584
Shockwave Medical, Inc.(1),(3)	262	72,854
STAAR Surgical Co.(1),(2),(3)	2,764	195,000
Tandem Diabetes Care, Inc.(2),(3)	3,019	144,459
Teleflex, Inc.(1),(2)	2,910	586,249
Zimmer Biomet Holdings, Inc.(1),(2)	11,100	1,160,505

		12,704,827

Health Care Providers & Services 9.7%
AMN Healthcare Services, Inc.(1),(3)	2,065	218,807
Cano Health, Inc.(1),(2),(3)	42,637	369,663
Cardinal Health, Inc.(1)	9,006	600,520
Chemed Corp.(1),(2)	1,645	718,141
Cigna Corp.(1),(2)	5,586	1,549,948
CVS Health Corp.(1),(2)	20,452	1,950,507
Encompass Health Corp.(1)	19,071	862,581
Enhabit, Inc.(1),(2),(3)	9,003	126,402
Guardant Health, Inc.(1),(2),(3)	409	22,017
HCA Healthcare, Inc.(1)	537	98,695
HealthEquity, Inc.(1),(3)	14,687	986,526
Humana, Inc.(1)	8,907	4,321,587
McKesson Corp.(1),(2)	4,696	1,596,030
Molina Healthcare, Inc.(1),(3)	7,925	2,613,982
Oak Street Health, Inc.(2),(3)	10,293	252,384
Option Care Health, Inc.(1),(2),(3)	18,242	574,076
Pennant Group, Inc. (The)(3)	2,840	29,564
Privia Health Group, Inc.(1),(2),(3)	5,272	179,564
Signify Health, Inc., Class A(1),(2),(3)	3,442	100,334
Surgery Partners, Inc.(1),(2),(3)	14,279	334,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Health Care Providers & Services
Tenet Healthcare Corp.(1),(3)	20,520	1,058,422

		18,563,879

Health Care Technology 0.9%
Change Healthcare, Inc.(1),(3)	41,936	1,152,821
Evolent Health, Inc., Class A(1),(3)	12,910	463,856
Inspire Medical Systems, Inc.(1),(3)	582	103,229

		1,719,906

Hotels, Restaurants & Leisure 23.3%
Airbnb, Inc., Class A(1),(2),(3)	4,966	521,629
BJ’s Restaurants, Inc.(1),(2),(3)	30,381	724,587
Boyd Gaming Corp.(1)	82,409	3,926,789
Brinker International, Inc.(1),(3)	42,166	1,053,307
Dave & Buster’s Entertainment, Inc.(1),(3)	14,475	449,159
Domino’s Pizza, Inc.(1),(2)	6,252	1,939,370
DraftKings, Inc., Class A(1),(2),(3)	44,111	667,841
Hilton Worldwide Holdings, Inc.(1),(2)	74,887	9,032,870
Hyatt Hotels Corp., Class A(1),(3)	17,575	1,422,872
Jack in the Box, Inc.(1)	24,115	1,786,198
Las Vegas Sands Corp.(1),(2),(3)	189,613	7,114,280
Marriott Vacations Worldwide Corp.(1)	527	64,220
Norwegian Cruise Line Holdings Ltd.(3)	5,381	61,128
Planet Fitness, Inc., Class A(1),(2),(3)	21,818	1,258,026
Restaurant Brands International, Inc.(1),(2),(4)	36,714	1,952,450
Royal Caribbean Cruises Ltd.(1),(3),(4)	159,476	6,044,140
Sweetgreen, Inc., Class A(1),(2),(3)	12,602	233,137
Texas Roadhouse, Inc., Class A(1)	27,501	2,399,737
Travel + Leisure Co.(1)	2,432	82,980
Wyndham Hotels & Resorts, Inc.(1)	508	31,166
Wynn Resorts Ltd.(3)	6,691	421,734
Yum! Brands, Inc.(1)	33,979	3,613,327

		44,800,947

Household Durables 0.1%
Vizio Holding Corp., Class A(1),(2),(3)	20,480	178,995

Household Products 4.8%
Clorox Co. (The)(1)	4,653	597,399
Colgate-Palmolive Co.(1)	50,884	3,574,601
Procter & Gamble Co. (The)(1),(2)	40,380	5,097,975

		9,269,975

Industrial Conglomerates 0.0%
Honeywell International, Inc.(1)	264	44,080

Insurance 0.0%
Syncora Holdings Ltd.(4)	56,504	2,034

Interactive Media & Services 2.0%
Alphabet, Inc., Class A(1),(3)	11,431	1,093,375
Match Group, Inc.(1),(3)	6,783	323,888
Meta Platforms, Inc., Class A(1),(3)	13,389	1,816,620
Pinterest, Inc., Class A(1),(2),(3)	16,007	372,963
Vimeo, Inc.(1),(3)	55,248	220,992

		3,827,838

Internet & Direct Marketing Retail 1.7%
Alibaba Group Holding Ltd., ADR(1),(3),(4)	7,612	608,884
Altaba, Inc.(3)	148,076	555,285
Amazon.com, Inc.(1),(3)	17,342	1,959,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Internet & Direct Marketing Retail
Xometry, Inc., Class A(1),(2),(3)	2,870	162,987

		3,286,802

IT Services 3.3%
Akamai Technologies, Inc.(1),(2),(3)	3,491	280,397
DXC Technology Co.(3)	863	21,126
EPAM Systems, Inc.(1),(3)	1,461	529,160
MoneyGram International, Inc.(3)	23,166	240,927
Okta, Inc.(2),(3)	16,110	916,176
PayPal Holdings, Inc.(1),(3)	40,533	3,488,675
Snowflake, Inc., Class A(1),(3)	610	103,676
Switch, Inc., Class A(1),(2)	22,715	765,268
Twilio, Inc., Class A(1),(3)	674	46,600

		6,392,005

Leisure Products 0.7%
Callaway Golf Co.(1),(2),(3)	51,813	997,918
Peloton Interactive, Inc., Class A(1),(2),(3)	44,351	307,353

		1,305,271

Life Sciences Tools & Services 3.1%
Bio-Rad Laboratories, Inc., Class A(1),(3)	1,234	514,751
Charles River Laboratories International, Inc.(1),(3)	3,502	689,193
Danaher Corp.(1),(2)	10,030	2,590,649
IQVIA Holdings, Inc.(1),(3)	2,434	440,895
Pacific Biosciences of California, Inc.(1),(2),(3)	11,567	67,146
QIAGEN N.V.(1),(3),(4)	11,928	492,388
Repligen Corp.(1),(2),(3)	1,989	372,162
SomaLogic, Inc.(1),(2),(3)	206,121	597,751
Standard BioTools, Inc.(3)	181	199
Syneos Health, Inc.(1),(3)	4,017	189,401

		5,954,535

Machinery 7.1%
Cummins, Inc.(1),(2)	11,006	2,239,831
Deere & Co.(1)	4,918	1,642,071
Flowserve Corp.(1),(2)	73,544	1,787,119
Fortive Corp.(1),(2)	19,520	1,138,016
Ingersoll Rand, Inc.(1),(2)	20,127	870,694
Otis Worldwide Corp.(1)	5,812	370,806
Parker-Hannifin Corp.(1)	8,596	2,082,897
Proto Labs, Inc.(1),(2),(3)	15,041	547,944
Timken Co. (The)(1)	7,338	433,235
Trinity Industries, Inc.(1),(2)	118,343	2,526,623

		13,639,236

Marine 0.2%
Star Bulk Carriers Corp.(4)	18,528	323,869

Media 2.9%
comScore, Inc.(2),(3)	2,186,975	3,608,509
Criteo S.A., ADR(1),(3),(4)	6,226	168,289
DISH Network Corp., Class A(2),(3)	4,499	62,221
Fox Corp., Class A(1),(2)	16,408	503,398
Gray Television, Inc.(1),(2)	16,917	242,251
Liberty Media Corp-Liberty SiriusXM, Class A(1),(3)	1,720	65,480
Nexstar Media Group, Inc., Class A(1),(2)	1,899	316,848
Shaw Communications, Inc., Class B(1),(4)	13,185	320,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Media
TEGNA, Inc.(1)	14,775	305,547

		5,593,202

Metals & Mining 4.9%
Alcoa Corp.(1),(2)	24,760	833,422
Alpha Metallurgical Resources, Inc.(1)	9,779	1,338,158
Barrick Gold Corp.(4)	1,702	26,381
Carpenter Technology Corp.(2)	77,590	2,416,153
Cleveland-Cliffs, Inc.(1),(2),(3)	21,727	292,663
MP Materials Corp.(1),(2),(3)	14,485	395,440
Sigma Lithium Corp.(3),(4)	24,780	673,768
Teck Resources Ltd., Class B(1),(4)	32,156	977,864
Vale S.A., ADR(1),(4)	57,940	771,761
Warrior Met Coal, Inc.(1)	60,891	1,731,740
Yamana Gold, Inc.(1),(4)	8,325	37,712

		9,495,062

Multi-Utilities 0.1%
Sempra Energy(1),(2)	1,145	171,681

Multiline Retail 0.7%
Dollar Tree, Inc.(2),(3)	5,799	789,244
Kohl’s Corp.(1),(2)	20,344	511,652

		1,300,896

Oil, Gas & Consumable Fuels 32.7%
Alliance Resource Partners L.P.	67,390	1,543,231
Antero Resources Corp.(2),(3)	68,124	2,079,826
Arch Resources, Inc.	15,513	1,839,842
Chesapeake Energy Corp.	37,826	3,563,588
Chord Energy Corp.(2)	13,747	1,880,177
ConocoPhillips(1),(2)	60,741	6,216,234
CONSOL Energy, Inc.	32,596	2,096,575
Devon Energy Corp.(1),(2)	54,604	3,283,339
Diamondback Energy, Inc.(1),(2)	26,292	3,167,134
EOG Resources, Inc.(1)	36,454	4,073,005
Exxon Mobil Corp.(1),(2)	3,015	263,240
Magnolia Oil & Gas Corp., Class A(2)	43,130	854,405
Marathon Oil Corp.(1),(2)	155,644	3,514,442
Marathon Petroleum Corp.(1)	13,058	1,297,051
Matador Resources Co.(2)	46,399	2,269,839
Murphy Oil Corp.	107,585	3,783,764
Northern Oil and Gas, Inc.(1)	98,120	2,689,469
Occidental Petroleum Corp.(1)	52,031	3,197,305
PDC Energy, Inc.(2)	18,583	1,073,912
Peabody Energy Corp.(2),(3)	130,954	3,250,278
Petroleo Brasileiro S.A., ADR(1),(4)	59,846	738,500
Phillips 66(1)	10,039	810,348
Pioneer Natural Resources Co.(1),(2)	14,029	3,037,699
Range Resources Corp.(2)	97,905	2,473,080
SM Energy Co.	77,581	2,917,821
Southwestern Energy Co.(2),(3)	46,077	281,991
Valero Energy Corp.(1),(2)	4,893	522,817

		62,718,912

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	4,952	253,493

Personal Products 2.2%
Coty, Inc., Class A(1),(2),(3)	146,148	923,655
elf Beauty, Inc.(1),(3)	40,851	1,536,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Personal Products
Estee Lauder Cos., Inc. (The), Class A(1)	7,775	1,678,623

		4,139,093

Pharmaceuticals 6.5%
AstraZeneca PLC, ADR(1),(4)	58,589	3,213,021
Bausch Health Cos., Inc.(1),(3)	5,936	40,899
Catalent, Inc.(1),(2),(3)	9,132	660,791
Contra Zogenix, Inc.(3)	40,508	30,381
Eli Lilly & Co.(1)	12,099	3,912,212
Intra-Cellular Therapies, Inc.(1),(3)	564	26,243
Jazz Pharmaceuticals PLC(1),(3),(4)	7,751	1,033,131
Merck & Co., Inc.(1)	19,877	1,711,807
Relmada Therapeutics, Inc.(1),(3)	1,163	43,054
Royalty Pharma PLC, Class A(4)	1,442	57,940
Teva Pharmaceutical Industries Ltd., ADR(1),(2),(3),(4)	45,754	369,235
Tricida, Inc.(1),(3)	2,925	30,654
Zoetis, Inc.(1),(2)	9,229	1,368,568

		12,497,936

Professional Services 1.6%
KBR, Inc.(1),(2)	3,833	165,662
Nielsen Holdings PLC(1),(4)	103,679	2,873,982

		3,039,644

Real Estate Investment Trusts 74.0%
Acadia Realty Trust(1),(2)	278,426	3,513,736
American Homes 4 Rent, Class A(1)	205,838	6,753,545
Americold Realty Trust, Inc.(1)	169,333	4,165,592
AvalonBay Communities, Inc.(1),(2)	16,404	3,021,453
Boston Properties, Inc.(1),(2)	113,656	8,520,790
Brandywine Realty Trust(1)	149,639	1,010,063
Brixmor Property Group, Inc.(1)	246,544	4,553,668
Broadstone Net Lease, Inc.(1)	337,558	5,242,276
Cousins Properties, Inc.(1),(2)	124,189	2,899,813
CubeSmart(1),(2)	108,510	4,346,911
Douglas Emmett, Inc.(1)	199,980	3,585,641
Duke Realty Corp.(1)	35,511	1,711,630
Essential Properties Realty Trust, Inc.(1)	323,932	6,300,477
Federal Realty OP L.P.(1),(2)	14,118	1,272,314
Healthpeak Properties, Inc.(1)	271,558	6,224,109
Highwoods Properties, Inc.(1),(2)	507,494	13,682,038
LXP Industrial Trust(1),(2)	4,105	37,602
National Health Investors, Inc.(1),(2)	16,043	906,911
National Retail Properties, Inc.(1),(2)	169,069	6,739,090
Paramount Group, Inc.(1)	14,760	91,955
Prologis, Inc.(1),(2)	52,899	5,374,538
Public Storage(1)	19,431	5,689,591
Regency Centers Corp.(1)	68,646	3,696,587
Retail Opportunity Investments Corp.	353,694	4,866,829
Rexford Industrial Realty, Inc.(1)	35,697	1,856,244
Sabra Health Care REIT, Inc.(1),(2)	583,788	7,659,299
Spirit Realty Capital, Inc.(1)	171,853	6,214,205
STORE Capital Corp.(1)	20,596	645,273
Sun Communities, Inc.(1),(2)	5,826	788,433
UDR, Inc.(1),(2)	148,804	6,206,615
Ventas, Inc.(1),(2)	267,362	10,739,932
VICI Properties, Inc.(2)	45,074	1,345,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Real Estate Investment Trusts
Washington Real Estate Investment Trust(1),(2)	135,547	2,380,205

		142,042,824

Road & Rail 5.4%
ArcBest Corp.(1),(2)	2,847	207,062
Canadian Pacific Railway Ltd.(1),(2),(4)	20,910	1,395,115
CSX Corp.(1),(2)	109,941	2,928,828
FTAI Infrastructure, Inc.(3)	3,004	7,210
Heartland Express, Inc.(1)	5,629	80,551
Hertz Global Holdings, Inc.(1),(2),(3)	20,555	334,635
JB Hunt Transport Services, Inc.(1),(2)	2,078	325,041
Old Dominion Freight Line, Inc.(1),(2)	1,453	361,463
Ryder System, Inc.(1),(2)	45,754	3,453,969
Saia, Inc.(1),(2),(3)	1,168	221,920
Uber Technologies, Inc.(1),(3)	23,384	619,676
XPO Logistics, Inc.(1),(3)	11,626	517,590

		10,453,060

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.(1),(2),(3)	21,987	1,393,096
GLOBALFOUNDRIES, Inc.(1),(3),(4)	1,486	71,848
MACOM Technology Solutions Holdings, Inc.(1),(3)	752	38,946
QUALCOMM, Inc.(1)	21,743	2,456,524
Ultra Clean Holdings, Inc.(1),(2),(3)	2,782	71,637
Wolfspeed, Inc.(1),(2),(3)	4,401	454,888

		4,486,939

Software 10.8%
Adobe, Inc.(3)	683	187,962
Atlassian Corp. PLC, Class A(1),(3),(4)	638	134,356
Avalara, Inc.(1),(3)	2,071	190,118
Bill.com Holdings, Inc.(1),(2),(3)	1,717	227,279
BTRS Holdings, Inc.(3)	33,612	311,247
Cipher Mining, Inc.(3)	371,278	467,810
Citrix Systems, Inc.(1),(2)	2,976	309,206
Descartes Systems Group, Inc. (The)(1),(3),(4)	5,061	321,525
Domo, Inc., Class B(3)	38,430	691,356
ForgeRock, Inc., Class A(3)	38,418	558,214
Freshworks, Inc., Class A(1),(3)	4,432	57,483
Gitlab, Inc., Class A(1),(3)	3,426	175,480
HubSpot, Inc.(1),(3)	731	197,458
Intuit, Inc.(1),(2)	1,529	592,212
KnowBe4, Inc., Class A(1),(3)	21,817	454,012
LiveRamp Holdings, Inc.(3)	2,905	52,755
Manhattan Associates, Inc.(1),(3)	11,923	1,586,117
Microsoft Corp.(1)	14,299	3,330,237
Monday.com Ltd.(1),(3),(4)	1,451	164,456
Nutanix, Inc., Class A(1),(3)	5,535	115,294
Oracle Corp.(1),(2)	24,239	1,480,276
Paycom Software, Inc.(1),(3)	1,077	355,399
Paylocity Holding Corp.(1),(2),(3)	4,362	1,053,772
RingCentral, Inc., Class A(1),(3)	498	19,900
Riskified Ltd., Class A(3),(4)	25,540	100,628
Roper Technologies, Inc.(2)	836	300,659
Salesforce, Inc.(1),(3)	6,253	899,432
SentinelOne, Inc., Class A(1),(3)	3,714	94,930
ServiceNow, Inc.(1),(2),(3)	2,410	910,040
Sumo Logic, Inc.(2),(3)	109,870	824,025
Tenable Holdings, Inc.(1),(3)	7,634	265,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Software
Trade Desk, Inc. (The), Class A(2),(3)	13,994	836,142
Varonis Systems, Inc., Class B(2),(3)	5,831	154,638
Verint Systems, Inc.(1),(2),(3)	20,356	683,554
Workday, Inc., Class A(1),(3)	11,375	1,731,502
Workiva, Inc.(3)	5,816	452,485
Zscaler, Inc.(1),(2),(3)	3,271	537,654

		20,825,276

Specialty Retail 4.5%
AutoZone, Inc.(1),(2),(3)	1,306	2,797,361
Burlington Stores, Inc.(3)	10,182	1,139,264
Home Depot, Inc. (The)(1)	3,078	849,343
Lithia Motors, Inc., Class A(1)	3,419	733,546
Sonic Automotive, Inc., Class A(1),(2)	30,029	1,300,256
TJX Cos., Inc. (The)(1)	28,945	1,798,063

		8,617,833

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.(1)	3,846	531,517
Pure Storage, Inc., Class A(1),(3)	12,294	336,487

		868,004

Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc.(1),(2)	8,698	247,284

Thrifts & Mortgage Finance 1.5%
Mr. Cooper Group, Inc.(1),(3)	72,876	2,951,478

Trading Companies & Distributors 5.2%
Air Lease Corp., Class A(1),(2)	110,490	3,426,295
Beacon Roofing Supply, Inc.(1),(3)	4,816	263,531
Ferguson PLC(1),(4)	18,946	1,950,112
Fortress Transportation and Infrastructure Investors LLC, Class A(1)	117,381	1,760,128
MRC Global, Inc.(1),(3)	75,608	543,621
United Rentals, Inc.(1),(3)	5,055	1,365,457
WESCO International, Inc.(1),(2),(3)	5,336	637,012

		9,946,156

Wireless Telecommunication Services 0.7%
NII Holdings, Inc.(3)	174,048	60,917
T-Mobile U.S., Inc.(1),(2),(3)	8,959	1,202,029

		1,262,946

Total Common Stocks (Cost $746,703,310)		686,628,776

Exchange-Traded Funds 8.5%
ARK Innovation ETF(1)	59,797	2,256,141
Direxion Daily MSCI Brazil Bull 2X Shares, Class B(1)	1,000	72,580
Invesco S&P 500 Equal Weight ETF(1)	19,546	2,487,815
Invesco S&P 500 Low Volatility ETF(1)	4,697	271,627
iShares 20+ Year Treasury Bond ETF(1)	64,746	6,633,228
iShares Russell 2000 ETF	4,126	680,460
iShares U.S. Real Estate ETF	1,722	140,205
ProShares UltraPro QQQ(1)	900	17,388
ProShares UltraShort 20+ Year Treasury ETF(3)	1,588	50,514
ProShares VIX Short-Term Futures ETF(3)	130,479	2,231,191
SPDR S&P Oil & Gas Exploration & Production ETF	882	110,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Exchange-Traded Funds
United States Oil Fund L.P.(3)	20,010	1,306,253

Total Exchange-Traded Funds (Cost $16,389,349)		16,257,405

Limited Partnerships 0.6%
Chemicals 0.6%
CVR Partners, L.P.	4,784	547,433
CVR Partners, L.P.(1)	5,410	619,066

Total Limited Partnerships (Cost $1,250,590)		1,166,499

Closed-End Mutual Funds 0.4%
Closed-End Mutual Funds 0.4%
Sprott Physical Gold Trust(3),(4)	59,379	760,051

Total Closed-End Mutual Funds (Cost $868,313)		760,051

Warrants 0.1%
Biotechnology 0.0%
EQRx, Inc.(3)	33,681	26,945

Diversified Financial Services 0.0%
Aequi Acquisition Corp., Class A(3)	8,874	333
Argus Capital Corp., Class A(3)	50,166	7,470
CENAQ Energy Corp., Class A(3),(4)	10,302	1,875
Financial Strategies Acquisition Corp.(3)	40,406	1,818
Gores Technology Partners II, Inc.(3)	3,126	500
HumanCo Acquisition Corp., Class A(3)	150,043	16,475

		28,471

Health Care Providers & Services 0.0%
Sema4 Holdings Corp.(3)	304,201	54,771

Health Care Technology 0.0%
Multiplan Corp.(3)	4,362	1,036

Life Sciences Tools & Services 0.1%
SomaLogic, Inc.(3)	120,844	56,193

Total Warrants (Cost $1,400,906)		167,416

Rights 0.0%
Diversified Financial Services 0.0%
Financial Strategies Acquisition Corp.(3)	40,406	2,212

Total Rights (Cost $9,509)		2,212

Total Long Investments (Cost $766,621,977)		704,982,359

Securities Sold Short (5)(301.2)%
Common Stocks (243.0)%
Aerospace & Defense (2.4)%
Boeing Co. (The)	37,282	(4,514,105)

Air Freight & Logistics (4.0)%
Atlas Air Worldwide Holdings, Inc.	6,676	(638,025)
Expeditors International of Washington, Inc.	44,807	(3,956,906)
GXO Logistics, Inc.	8,463	(296,713)
Hub Group, Inc., Class A	2,858	(197,145)
United Parcel Service, Inc., Class B	15,782	(2,549,424)

		(7,638,213)

Airlines (0.0)%
JetBlue Airways Corp.	9,434	(62,547)

Auto Components (0.5)%
Lear Corp.	6,371	(762,545)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Auto Components
QuantumScape Corp.	33,134	(278,657)

		(1,041,202)

Automobiles (2.6)%
Ford Motor Co.	194,684	(2,180,461)
Stellantis N.V.(4)	169,125	(2,002,440)
Tesla, Inc.	2,835	(751,983)

		(4,934,884)

Banks (20.4)%
Ameris Bancorp	23,663	(1,057,973)
Bank OZK	44,419	(1,757,216)
BankUnited, Inc.	33,708	(1,151,802)
Citigroup, Inc.	116,186	(4,841,471)
Comerica, Inc.	28,402	(2,019,382)
East West Bancorp, Inc.	40,330	(2,707,756)
Fifth Third Bancorp	21,780	(696,089)
First Citizens BancShares, Inc., Class A	582	(464,104)
First Hawaiian, Inc.	28,455	(700,847)
First Republic Bank	25,640	(3,347,302)
Hilltop Holdings, Inc.	53,713	(1,334,768)
Home BancShares, Inc.	58,000	(1,305,580)
Huntington Bancshares, Inc.	203,630	(2,683,843)
KeyCorp	255,162	(4,087,695)
Prosperity Bancshares, Inc.	39,204	(2,614,123)
Simmons First National Corp., Class A	28,611	(623,434)
SVB Financial Group	10,348	(3,474,651)
Truist Financial Corp.	97,904	(4,262,740)

		(39,130,776)

Beverages (7.7)%
Anheuser-Busch InBev S.A., ADR(4)	15,383	(694,696)
Brown-Forman Corp., Class B	21,727	(1,446,367)
Coca-Cola Co. (The)	132,799	(7,439,400)
Keurig Dr Pepper, Inc.	35,739	(1,280,171)
Molson Coors Beverage Co., Class B	40,782	(1,957,128)
National Beverage Corp.	49,820	(1,920,063)

		(14,737,825)

Biotechnology (2.2)%
ADC Therapeutics S.A.(4)	2,368	(11,414)
Amgen, Inc.	2,525	(569,135)
Arcturus Therapeutics Holdings, Inc.	9,712	(143,932)
Arcus Biosciences, Inc.	2,817	(73,693)
Avidity Biosciences, Inc.	5,342	(87,235)
Beam Therapeutics, Inc.	1,753	(83,513)
BeiGene Ltd., ADR(4)	1,412	(190,366)
Caribou Biosciences, Inc.	8,582	(90,540)
Compass Pathways PLC, ADR(4)	6,689	(71,773)
Design Therapeutics, Inc.	10,171	(170,059)
Editas Medicine, Inc., Class A	10,799	(132,180)
Erasca, Inc.	20,828	(162,458)
Graphite Bio, Inc.	5,639	(17,876)
IGM Biosciences, Inc.	3,561	(80,977)
Ionis Pharmaceuticals, Inc.	4,064	(179,751)
iTeos Therapeutics, Inc.	4,230	(80,581)
Kodiak Sciences, Inc.	15,972	(123,623)
Krystal Biotech, Inc.	343	(23,907)
Kymera Therapeutics, Inc.	2,115	(46,044)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Biotechnology
Moderna, Inc.	7,263	(858,850)
Nkarta, Inc.	10,172	(133,863)
Novavax, Inc.	7,566	(137,701)
Praxis Precision Medicines, Inc.	2,816	(6,392)
Recursion Pharmaceuticals, Inc., Class A	10,097	(107,432)
Rhythm Pharmaceuticals, Inc.	4,356	(106,722)
Rocket Pharmaceuticals, Inc.	6,494	(103,644)
Seres Therapeutics, Inc.	9,884	(63,455)
SQZ Biotechnologies Co.	2,247	(5,123)
Stoke Therapeutics, Inc.	5,575	(71,583)
Taysha Gene Therapies, Inc.	4,230	(8,164)
uniQure N.V.(4)	4,538	(85,133)
Vaxcyte, Inc.	557	(13,368)
Verve Therapeutics, Inc.	3,782	(129,912)
Y-mAbs Therapeutics, Inc.	5,800	(83,636)
Zentalis Pharmaceuticals, Inc.	2,903	(62,879)

		(4,316,914)

Building Products (0.9)%
Allegion PLC(4)	6,520	(584,714)
Carlisle Cos., Inc.	2,928	(821,040)
JELD-WEN Holding, Inc.	13,108	(114,695)
Lennox International, Inc.	424	(94,412)
Owens Corning	257	(20,203)

		(1,635,064)

Capital Markets (11.9)%
Bank of New York Mellon Corp. (The)	21,862	(842,124)
BlackRock, Inc.	9,145	(5,032,311)
Blackstone Group, Inc. (The), Class A	57,586	(4,819,948)
Evercore, Inc., Class A	8,727	(717,796)
Goldman Sachs Group, Inc. (The)	9,176	(2,689,027)
Janus Henderson Group PLC(4)	66,739	(1,355,469)
KKR & Co., Inc., Class A	16,104	(692,472)
Moelis & Co., Class A	40,652	(1,374,444)
SEI Investments Co.	13,366	(655,602)
State Street Corp.	10,905	(663,133)
Stifel Financial Corp.	36,250	(1,881,738)
T Rowe Price Group, Inc.	19,546	(2,052,525)

		(22,776,589)

Chemicals (0.5)%
Dow, Inc.	9,798	(430,426)
Scotts Miracle-Gro Co. (The)	3,595	(153,686)
Sherwin-Williams Co. (The)	1,456	(298,116)

		(882,228)

Commercial Services & Supplies (2.0)%
Clean Harbors, Inc.	584	(64,228)
KAR Auction Services, Inc.	93,397	(1,043,244)
Ritchie Bros Auctioneers, Inc.(4)	14,308	(893,964)
Tetra Tech, Inc.	10,796	(1,387,610)
Waste Connections, Inc.(4)	2,614	(353,230)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Commercial Services & Supplies
Waste Management, Inc.	875	(140,184)

		(3,882,460)

Communications Equipment (0.6)%
Cisco Systems, Inc.	26,452	(1,058,080)

Construction & Engineering (1.5)%
AECOM	41,673	(2,849,183)

Consumer Finance (5.6)%
Ally Financial, Inc.	97,226	(2,705,799)
American Express Co.	9,869	(1,331,427)
Capital One Financial Corp.	21,775	(2,007,002)
Navient Corp.	49,864	(732,502)
OneMain Holdings, Inc.	69,587	(2,054,208)
Synchrony Financial	70,167	(1,978,008)

		(10,808,946)

Containers & Packaging (0.9)%
Ball Corp.	16,519	(798,198)
Crown Holdings, Inc.	11,711	(948,942)

		(1,747,140)

Distributors (2.1)%
Genuine Parts Co.	24,604	(3,673,869)
Pool Corp.	898	(285,753)

		(3,959,622)

Diversified Consumer Services (0.2)%
Chegg, Inc.	18,651	(392,977)

Diversified Telecommunication Services (0.9)%
Frontier Communications Parent, Inc.	14,590	(341,844)
Lumen Technologies, Inc.	96,446	(702,127)
Verizon Communications, Inc.	15,965	(606,191)

		(1,650,162)

Electric Utilities (0.0)%
PG&E Corp.	902	(11,275)

Electrical Equipment (0.3)%
Acuity Brands, Inc.	2,515	(396,037)
Vertiv Holdings Co., Class A	10,779	(104,772)

		(500,809)

Electronic Equipment, Instruments & Components (0.4)%
Amphenol Corp., Class A	2,897	(193,983)
Corning, Inc.	19,082	(553,760)

		(747,743)

Energy Equipment & Services (2.1)%
Baker Hughes Co., Class A	75,508	(1,582,648)
Halliburton Co.	35,330	(869,825)
Nov, Inc.	99,386	(1,608,065)
ProPetro Holding Corp.	839	(6,754)

		(4,067,292)

Entertainment (1.0)%
Electronic Arts, Inc.	3,430	(396,885)
Endeavor Group Holdings, Inc., Class A	20,912	(423,677)
Live Nation Entertainment, Inc.	661	(50,263)
ROBLOX Corp., Class A	15,970	(572,365)
Roku, Inc.	2,525	(142,410)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Entertainment
Spotify Technology S.A.(4)	2,913	(251,392)

		(1,836,992)

Food & Staples Retailing (3.5)%
Casey’s General Stores, Inc.	8,198	(1,660,259)
Costco Wholesale Corp.	1,737	(820,333)
Kroger Co. (The)	15,467	(676,681)
Performance Food Group Co.	5,785	(248,466)
Sysco Corp.	38,895	(2,750,266)
Walgreens Boots Alliance, Inc.	17,676	(555,026)

		(6,711,031)

Food Products (13.1)%
Archer-Daniels-Midland Co.	44,001	(3,539,880)
B&G Foods, Inc.	16,594	(273,635)
Campbell Soup Co.	61,641	(2,904,524)
Flowers Foods, Inc.	103,548	(2,556,600)
General Mills, Inc.	42,289	(3,239,760)
Hain Celestial Group, Inc. (The)	56,860	(959,797)
Kellogg Co.	34,266	(2,386,970)
McCormick & Co., Inc.	48,497	(3,456,381)
Mondelez International, Inc., Class A	85,637	(4,695,477)
Tyson Foods, Inc., Class A	17,094	(1,127,007)

		(25,140,031)

Health Care Equipment & Supplies (2.4)%
Align Technology, Inc.	2,249	(465,790)
Becton Dickinson and Co.	8,573	(1,910,322)
Enovis Corp.	4,800	(221,136)
Inmode Ltd.(4)	6,468	(188,284)
Intuitive Surgical, Inc.	3,807	(713,584)
Lantheus Holdings, Inc.	813	(57,178)
Medtronic PLC(4)	1,761	(142,201)
Novocure Ltd.(4)	1,450	(110,171)
Stryker Corp.	4,360	(883,074)

		(4,691,740)

Health Care Providers & Services (6.9)%
1Life Healthcare, Inc.	8,481	(145,449)
Acadia Healthcare Co., Inc.	2,133	(166,758)
Alignment Healthcare, Inc.	5,833	(69,063)
Amedisys, Inc.	2,960	(286,498)
AmerisourceBergen Corp., Class A	12,823	(1,735,336)
Centene Corp.	9,090	(707,293)
DaVita, Inc.	10,362	(857,663)
Elevance Health, Inc.	3,421	(1,553,955)
Fresenius Medical Care AG & Co. KGaA, ADR(4)	6,123	(85,967)
Laboratory Corp. of America Holdings	11,757	(2,407,951)
LHC Group, Inc.	3,539	(579,193)
Progyny, Inc.	4,529	(167,845)
Quest Diagnostics, Inc.	7,217	(885,454)
R1 RCM, Inc.	10,569	(195,843)
UnitedHealth Group, Inc.	6,316	(3,189,833)
Universal Health Services, Inc., Class B	3,467	(305,720)

		(13,339,821)

Health Care Technology (0.1)%
Certara, Inc.	4,149	(55,099)
Doximity, Inc., Class A	1,217	(36,778)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Health Care Technology
Schrodinger, Inc.	3,379	(84,407)

		(176,284)

Hotels, Restaurants & Leisure (10.5)%
Bally’s Corp.	30,874	(610,070)
Booking Holdings, Inc.	18	(29,578)
Carnival Corp.(4)	460,094	(3,234,461)
Chipotle Mexican Grill, Inc.	2,175	(3,268,503)
Choice Hotels International, Inc.	23,164	(2,536,921)
Cracker Barrel Old Country Store, Inc.	11,769	(1,089,574)
Dine Brands Global, Inc.	21,170	(1,345,565)
Marriott International, Inc., Class A	20,048	(2,809,527)
McDonald’s Corp.	2,102	(485,015)
Papa John’s International, Inc.	18,984	(1,329,070)
Penn National Gaming, Inc.	19,590	(538,921)
Red Rock Resorts, Inc., Class A	12,583	(431,094)
Ruth’s Hospitality Group, Inc.	24,368	(410,844)
Scientific Games Corp., Class A	12,305	(527,638)
SeaWorld Entertainment, Inc.	8,739	(397,712)
Shake Shack, Inc., Class A	11,791	(530,359)
Starbucks Corp.	3,480	(293,225)
Wendy’s Co. (The)	17,221	(321,861)

		(20,189,938)

Household Durables (0.7)%
Helen of Troy Ltd.(4)	2,634	(254,023)
Lennar Corp., Class A	2,034	(151,635)
Mohawk Industries, Inc.	1,991	(181,559)
Newell Brands, Inc.	39,158	(543,905)
TopBuild Corp.	436	(71,844)
Whirlpool Corp.	1,409	(189,947)

		(1,392,913)

Household Products (4.5)%
Church & Dwight Co., Inc.	15,215	(1,086,960)
Kimberly-Clark Corp.	67,389	(7,583,958)

		(8,670,918)

Industrial Conglomerates (1.1)%
3M Co.	6,554	(724,217)
General Electric Co.	12,162	(752,950)
Honeywell International, Inc.	3,490	(582,725)

		(2,059,892)

Insurance (1.1)%
First American Financial Corp.	43,649	(2,012,219)
Oscar Health, Inc., Class A	8,579	(42,809)

		(2,055,028)

Interactive Media & Services (0.7)%
Bumble, Inc., Class A	7,505	(161,282)
fuboTV, Inc.	30,458	(108,126)
Snap, Inc., Class A	16,335	(160,410)
Twitter, Inc.	15,589	(683,422)
ZoomInfo Technologies, Inc.	4,171	(173,764)

		(1,287,004)

Internet & Direct Marketing Retail (2.4)%
DoorDash, Inc., Class A	8,435	(417,111)
eBay, Inc.	90,817	(3,342,974)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Internet & Direct Marketing Retail
Trip.com Group Ltd., ADR(4)	32,859	(897,379)

		(4,657,464)

IT Services (1.4)%
Booz Allen Hamilton Holding Corp.	14,411	(1,330,856)
International Business Machines Corp.	2,251	(267,441)
MongoDB, Inc.	5,790	(1,149,663)

		(2,747,960)

Leisure Products (0.8)%
Brunswick Corp.	23,643	(1,547,434)

Life Sciences Tools & Services (2.7)%
Adaptive Biotechnologies Corp.	11,539	(82,158)
Agilent Technologies, Inc.	2,875	(349,456)
Avantor, Inc.	7,331	(143,688)
Bruker Corp.	7,619	(404,264)
ICON PLC, ADR(4)	5,026	(923,678)
Illumina, Inc.	1,457	(277,981)
Olink Holding AB, ADR(4)	9,379	(113,861)
PerkinElmer, Inc.	7,140	(859,156)
Quanterix Corp.	3,548	(39,099)
Seer, Inc., Class A	5,631	(43,584)
Thermo Fisher Scientific, Inc.	3,929	(1,992,750)

		(5,229,675)

Machinery (4.9)%
AGCO Corp.	2,233	(214,748)
Allison Transmission Holdings, Inc.	4,944	(166,909)
Caterpillar, Inc.	2,761	(453,025)
Chart Industries, Inc.	3,324	(612,779)
Dover Corp.	5,837	(680,477)
Gates Industrial Corp. PLC(4)	30,948	(302,053)
IDEX Corp.	2,362	(472,046)
Illinois Tool Works, Inc.	10,723	(1,937,110)
Kennametal, Inc.	21,689	(446,360)
Lincoln Electric Holdings, Inc.	10,638	(1,337,409)
PACCAR, Inc.	11,684	(977,834)
Pentair PLC(4)	6,824	(277,259)
RBC Bearings, Inc.	1,743	(362,213)
Snap-on, Inc.	3,920	(789,292)
Stanley Black & Decker, Inc.	3,782	(284,444)
Westinghouse Air Brake Technologies Corp.	1,760	(143,176)

		(9,457,134)

Marine (0.6)%
Kirby Corp.	12,636	(767,890)
ZIM Integrated Shipping Services Ltd.(4)	14,540	(341,690)

		(1,109,580)

Media (2.1)%
Charter Communications, Inc., Class A	3,519	(1,067,489)
Comcast Corp., Class A	24,409	(715,916)
Integral Ad Science Holding Corp.	3,294	(23,848)
New York Times Co. (The), Class A	27,941	(803,304)
Omnicom Group, Inc.	6,341	(400,054)
Paramount Global, Class B	45,114	(858,970)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Media
Sinclair Broadcast Group, Inc., Class A	12,537	(226,794)

		(4,096,375)

Metals & Mining (3.5)%
BHP Group Ltd., ADR(4)	44,602	(2,231,884)
Freeport-McMoRan, Inc.	36,212	(989,674)
Hudbay Minerals, Inc.(4)	74,341	(299,594)
Rio Tinto PLC, ADR(4)	33,697	(1,855,357)
Southern Copper Corp.	16,007	(717,754)
Steel Dynamics, Inc.	4,152	(294,585)
United States Steel Corp.	14,485	(262,468)

		(6,651,316)

Mortgage Real Estate Investment (1.4)%
AGNC Investment Corp.	159,995	(1,347,158)
Annaly Capital Management, Inc.	78,651	(1,349,651)

		(2,696,809)

Multiline Retail (0.2)%
Dollar General Corp.	1,041	(249,694)
Target Corp.	1,134	(168,274)

		(417,968)

Oil, Gas & Consumable Fuels (20.6)%
APA Corp.	89,619	(3,064,074)
BP PLC, ADR(4)	93,936	(2,681,873)
Canadian Natural Resources Ltd.(4)	63,001	(2,933,956)
Cenovus Energy, Inc.(4)	148,810	(2,287,210)
Chevron Corp.	25,452	(3,656,689)
CNX Resources Corp.	174,166	(2,704,798)
Comstock Resources, Inc.	92,014	(1,590,922)
Coterra Energy, Inc.	62,516	(1,632,918)
Delek US Holdings, Inc.	1,203	(32,649)
EQT Corp.	46,496	(1,894,712)
Equinor ASA, ADR(4)	37,094	(1,228,182)
Green Plains, Inc.	67,226	(1,954,260)
Hess Corp.	21,916	(2,388,625)
HF Sinclair Corp.	8,490	(457,102)
Laredo Petroleum, Inc.	13,162	(827,232)
Ovintiv, Inc.	57,439	(2,642,194)
PBF Energy, Inc., Class A	9,053	(318,303)
Shell PLC, ADR(4)	31,006	(1,542,858)
Suncor Energy, Inc.(4)	101,853	(2,867,162)
TotalEnergies S.E., ADR(4)	55,648	(2,588,745)
Woodside Energy Group Ltd., ADR(4)	10,129	(204,201)

		(39,498,665)

Personal Products (1.5)%
Edgewell Personal Care Co.	79,283	(2,965,184)

Pharmaceuticals (4.6)%
Athira Pharma, Inc.	1,408	(4,182)
Bristol-Myers Squibb Co.	13,266	(943,080)
Elanco Animal Health, Inc.	9,932	(123,256)
GSK PLC, ADR(4)	39,758	(1,170,078)
Johnson & Johnson	3,485	(569,310)
Nektar Therapeutics, Class A	3,969	(12,701)
Novartis AG, ADR(4)	8,831	(671,244)
Novo Nordisk A/S, ADR(4)	8,725	(869,272)
Organon & Co.	29,181	(682,835)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Pharmaceuticals
Perrigo Co. PLC(4)	10,772	(384,130)
Pfizer, Inc.	33,469	(1,464,603)
Reata Pharmaceuticals, Inc., Class A	2,901	(72,902)
Royalty Pharma PLC, Class A(4)	13,363	(536,925)
Sanofi, ADR(4)	27,351	(1,039,885)
Viatris, Inc.	36,125	(307,785)

		(8,852,188)

Professional Services (0.1)%
Exponent, Inc.	3,214	(281,771)

Real Estate Investment Trusts (63.1)%
Agree Realty Corp.	35,054	(2,368,949)
Apartment Income REIT Corp.	3,503	(135,286)
Camden Property Trust	28,119	(3,358,815)
CareTrust REIT, Inc.	125,106	(2,265,670)
Corporate Office Properties Trust	455,397	(10,578,872)
EastGroup Properties, Inc.	28,404	(4,099,833)
Equity LifeStyle Properties, Inc.	19,113	(1,201,061)
Equity Residential	2,330	(156,623)
Essex Property Trust, Inc.	20,782	(5,034,024)
Extra Space Storage, Inc.	45,395	(7,840,170)
First Industrial Realty Trust, Inc.	36,536	(1,637,178)
Four Corners Property Trust, Inc.	43,367	(1,049,048)
Healthcare Realty Trust, Inc.	274,072	(5,714,401)
Invitation Homes, Inc.	102,159	(3,449,909)
JBG SMITH Properties	200,480	(3,724,918)
Kilroy Realty Corp.	143,926	(6,060,724)
Kimco Realty Corp.	297,613	(5,479,055)
Kite Realty Group Trust	304,595	(5,245,126)
Life Storage, Inc.	25,691	(2,845,535)
LTC Properties, Inc.	24,044	(900,448)
National Health Investors, Inc.	3,053	(172,586)
National Storage Affiliates Trust	42,337	(1,760,373)
NETSTREIT Corp.	62,974	(1,121,567)
Omega Healthcare Investors, Inc.	115,024	(3,392,058)
Park Hotels & Resorts, Inc.	30,722	(345,930)
Pebblebrook Hotel Trust	71,351	(1,035,303)
Phillips Edison & Co., Inc.	160,746	(4,508,925)
Physicians Realty Trust	311,645	(4,687,141)
Piedmont Office Realty Trust, Inc., Class A	142,707	(1,506,986)
Rayonier, Inc.	8,727	(261,548)
Realty Income Corp.	191,901	(11,168,638)
RLJ Lodging Trust	40,056	(405,367)
Simon Property Group, Inc.	1,087	(97,558)
SL Green Realty Corp.	48,309	(1,940,089)
Urban Edge Properties	170,508	(2,274,577)
Vornado Realty Trust	267,245	(6,189,394)
Welltower, Inc.	45,738	(2,941,868)
WP Carey, Inc.	61,607	(4,300,169)

		(121,255,722)

Real Estate Management & Development (0.0)%
Compass, Inc., Class A	29,080	(67,466)

Road & Rail (3.6)%
Canadian National Railway Co.(4)	11,043	(1,192,533)
Covenant Logistics Group, Inc., Class A	8,493	(243,749)
Knight-Swift Transportation Holdings, Inc.	49,448	(2,419,491)
Schneider National, Inc., Class B	18,850	(382,655)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Road & Rail
TFI International, Inc.(4)	594	(53,745)
Uber Technologies, Inc.	14,540	(385,310)
Union Pacific Corp.	4,718	(919,161)
Werner Enterprises, Inc.	33,307	(1,252,343)

		(6,848,987)

Semiconductors & Semiconductor Equipment (2.1)%
Applied Materials, Inc.	16,132	(1,321,695)
ASML Holding N.V.(4)	347	(144,127)
Broadcom, Inc.	718	(318,799)
Lam Research Corp.	1,496	(547,536)
Micron Technology, Inc.	2,913	(145,941)
NVIDIA Corp.	7,282	(883,962)
Teradyne, Inc.	2,899	(217,860)
Tower Semiconductor Ltd.(4)	8,947	(393,131)

		(3,973,051)

Software (0.6)%
Crowdstrike Holdings, Inc., Class A	4,048	(667,151)
DocuSign, Inc.	3,036	(162,335)
Palantir Technologies, Inc., Class A	12,123	(98,560)
Palo Alto Networks, Inc.	1,110	(181,807)
Pegasystems, Inc.	1,241	(39,885)
UiPath, Inc., Class A	5,946	(74,979)

		(1,224,717)

Specialty Retail (6.0)%
Advance Auto Parts, Inc.	2,611	(408,204)
AutoNation, Inc.	8,619	(878,017)
Best Buy Co., Inc.	21,981	(1,392,276)
CarMax, Inc.	10,832	(715,129)
Carvana Co., Class A	137,877	(2,798,903)
Dick’s Sporting Goods, Inc.	3,680	(385,075)
Five Below, Inc.	5,226	(719,463)
Lithia Motors, Inc.	6,674	(1,431,907)
Lowe’s Cos., Inc.	3,327	(624,844)
O’Reilly Automotive, Inc.	1,473	(1,036,035)
Penske Automotive Group, Inc.	1,868	(183,867)
Tractor Supply Co.	5,203	(967,134)

		(11,540,854)

Technology Hardware, Storage & Peripherals (0.6)%
Apple, Inc.	5,826	(805,153)
Dell Technologies, Inc., Class C	11,385	(389,026)

		(1,194,179)

Thrifts & Mortgage Finance (0.7)%
New York Community Bancorp, Inc.	160,483	(1,368,920)

Tobacco (0.3)%
Philip Morris International, Inc.	6,134	(509,183)

Trading Companies & Distributors (3.9)%
AerCap Holdings N.V.(4)	71,037	(3,006,996)
Fastenal Co.	7,430	(342,077)
GATX Corp.	8,451	(719,603)
MSC Industrial Direct Co., Inc., Class A	2,617	(190,544)
Triton International Ltd.(4)	55,238	(3,023,176)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

Investments	Shares	Value
Common Stocks
Trading Companies & Distributors
WW Grainger, Inc.	290	(141,865)

		(7,424,261)

Total Common Stocks (Proceeds $508,675,379)		(466,514,491)

Exchange-Traded Funds (58.2)%
ARK Genomic Revolution ETF	8,792	(288,993)
ARK Innovation ETF	26,407	(996,336)
Communication Services Select Sector SPDR Fund	15,606	(747,371)
Consumer Discretionary Select Sector SPDR Fund	10,556	(1,503,702)
Consumer Staples Select Sector SPDR Fund	122,933	(8,203,319)
Energy Select Sector SPDR Fund	21,227	(1,528,769)
First Trust NASDAQ Cybersecurity ETF	412	(15,866)
Health Care Select Sector SPDR Fund	52,462	(6,353,673)
Industrial Select Sector SPDR Fund	51,008	(4,225,503)
Invesco QQQ Trust, Series 1	25,465	(6,805,776)
iShares Biotechnology ETF	12,174	(1,423,871)
iShares China Large-Cap ETF	32,394	(837,709)
iShares Expanded Tech-Software Sector ETF	15,798	(3,951,554)
iShares MSCI Eurozone ETF	72,536	(2,319,701)
iShares MSCI Germany ETF	62,624	(1,236,198)
iShares MSCI Mexico ETF	17,729	(784,154)
iShares Russell 1000 Growth ETF	4,844	(1,019,178)
iShares Russell 2000 ETF	41,054	(6,770,626)
iShares Russell 2000 Growth ETF	5,320	(1,099,059)
iShares U.S. Home Construction ETF	11,720	(609,909)
iShares U.S. Technology ETF	11,763	(863,051)
iShares U.S. Transportation ETF	12,497	(2,456,410)
KraneShares CSI China Internet ETF	63,766	(1,571,194)
Materials Select Sector SPDR Fund	6,430	(437,304)
SPDR S&P 500 ETF Trust	64,130	(22,905,953)
SPDR S&P Biotech ETF	18,476	(1,465,516)
SPDR S&P Homebuilders ETF	45,718	(2,500,318)
SPDR S&P Metals & Mining ETF	83,237	(3,536,740)
SPDR S&P MidCap 400 ETF Trust	2,538	(1,019,413)
SPDR S&P Oil & Gas Exploration & Production ETF	47,088	(5,872,815)
SPDR S&P Regional Banking ETF	949	(55,877)
SPDR S&P Retail ETF	42,537	(2,400,788)
Technology Select Sector SPDR Fund	7,072	(840,012)
U.S. Global Jets ETF	158,370	(2,377,134)
Utilities Select Sector SPDR Fund	8,417	(551,398)
VanEck Gold Miners ETF	9,052	(218,334)
VanEck Semiconductor ETF	12,227	(2,263,462)
Vanguard Real Estate ETF	120,134	(9,631,143)

Total Exchange-Traded Funds (Proceeds $119,671,670)		(111,688,129)

Total Securities Sold Short (Proceeds $628,347,049)		(578,202,620)

Total Investments, net of securities sold short (Cost $138,274,928) 66.0%		126,779,739
Other assets, less liabilities 34.0%		65,249,066

Net Assets 100.0%		$192,028,805

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s.

(1)	All or a portion of this security has been committed as collateral for open securities sold short. The total value of assets committed as collateral as of September 30, 2022, is $442,540,815.
(2)	All or a portion of this security is on loan.
(3)	Non-income producing.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

(4)	Foreign security.
(5)	Securities sold short are not owned by the Fund and cannot produce income.

ADR	American Depository Receipt

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

Weiss Strategic Interval Fund

September 30, 2022

At September 30, 2022, the Fund had the following forward currency exchange contracts outstanding:

Forward Currency Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Buy: EUR / Sell: USD	State Street Bank & Trust Co.	Buy	1,352,000	1,318,118	10/31/22	$6,796	$—
Buy: USD / Sell: CNY	State Street Bank & Trust Co.	Sell	2,987,000	428,121	10/31/22	6,587	—
Buy: USD / Sell: CNY	State Street Bank & Trust Co.	Sell	4,395,000	619,232	10/31/22	—	(1,003)

Total Forward Currency Exchange Contracts						$13,383	$(1,003)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

See Notes to Schedule of Investments.

Notes to Financial Statements

September 30, 2022 (unaudited)

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund pursues its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund takes long and short positions include domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, Somerset Reinsurance Ltd. (“Somerset”), a Bermuda-based reinsurance company, Somerset will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund. The sole shareholder is not entitled to the reimbursement of these costs from the Fund. During the period ended September 30, 2022, the Fund did not incur any organization or offering costs.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

Security Transactions, Investment Income and Expenses

The Fund records security transactions on the trade date. Realized gains and losses on sales of securities are determined using cost calculated on the basis of specific identification. Dividend income and expense are recorded on the ex-dividend date, or when the Fund first learns of the ex-date dividend notification, and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.

Offsetting of Amounts Related to Certain Contracts

Amounts due from and to brokers are presented on a gross basis, by counterparty, even if the Fund has the legal right to offset. The Fund presents on a gross basis the fair value amounts recognized for OTC derivatives executed with the same counterparty under the same master netting agreement, even though such positions may qualify for net presentation. Fair value amounts recognized for exchange traded future contracts executed with the same broker are presented on a gross basis even if the Fund has the legal right to offset. The Fund has elected not to offset fair value amounts recognized for cash collateral receivables and payables against fair value amounts recognized for net derivative positions executed with the same counterparty under the same master netting arrangement.

Transactions with Brokers

The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. Certain securities held at September 30, 2022 are pledged as collateral for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for securities sold short.

Restricted cash is subject to a legal or contractual restriction by third parties as well as a restriction as to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used. The Fund considers deposits at broker for shorts to be restricted cash.

The Fund’s foreign currency exchange contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange is closed for trading.

Distributions

The Fund intends to declare income dividends and distribute them to the sole shareholder monthly at rates that reflect the past and projected net income of the Fund. Subject to applicable law, the Fund may fund a portion of its distributions with gains from the sale of portfolio securities and other sources. The Fund will pay the sole shareholder at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage utilized by the Fund. The Fund intends to pay any capital gains distributions at least annually. Distributions received from real estate investment trusts may be classified as dividends, capital gains, and/or return of capital.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value Measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of September 30, 2022, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks
Aerospace & Defense	$6,200,153	$—	$—	$6,200,153
Air Freight & Logistics	16,817,811	—	—	16,817,811
Airlines	2,779,670	—	—	2,779,670
Auto Components	3,645,124	—	—	3,645,124
Automobiles	10,470,706	—	—	10,470,706
Banks	51,575,809	—	—	51,575,809
Beverages	12,162,354	—	—	12,162,354
Biotechnology	12,139,837	—	—	12,139,837
Building Products	4,333,426	—	—	4,333,426
Capital Markets	26,278,661	—	—	26,278,661
Chemicals	4,525,855	—	—	4,525,855
Commercial Services & Supplies	3,488,848	—	—	3,488,848
Communications Equipment	9,354,734	—	—	9,354,734
Construction & Engineering	904,648	—	—	904,648
Construction Materials	1,005,636	—	—	1,005,636
Consumer Finance	8,270,140	—	—	8,270,140
Containers & Packaging	4,583,165	—	—	4,583,165
Diversified Consumer Services	741,735	—	—	741,735
Diversified Financial Services	18,186,619	—	—	18,186,619
Diversified Telecommunication Services	806,086	—	—	806,086
Electric Utilities	377,999	—	—	377,999
Electrical Equipment	8,960,539	—	—	8,960,539
Electronic Equipment, Instruments & Components	870,747	—	—	870,747
Energy Equipment & Services	12,346,823	—	—	12,346,823
Entertainment	9,338,612	—	—	9,338,612
Food & Staples Retailing	1,541,588	—	—	1,541,588
Food Products	31,986,533	—	—	31,986,533
Health Care Equipment & Supplies	12,704,827	—	—	12,704,827
Health Care Providers & Services	18,563,879	—	—	18,563,879
Health Care Technology	1,719,906	—	—	1,719,906
Hotels, Restaurants & Leisure	44,800,947	—	—	44,800,947
Household Durables	178,995	—	—	178,995
Household Products	9,269,975	—	—	9,269,975
Industrial Conglomerates	44,080	—	—	44,080
Insurance	2,034	—	—	2,034
Interactive Media & Services	3,827,838	—	—	3,827,838
Internet & Direct Marketing Retail	2,731,517	—	555,285	3,286,802
IT Services	6,392,005	—	—	6,392,005
Leisure Products	1,305,271	—	—	1,305,271
Life Sciences Tools & Services	5,954,535	—	—	5,954,535
Machinery	13,639,236	—	—	13,639,236
Marine	323,869	—	—	323,869
Media	5,593,202	—	—	5,593,202
Metals & Mining	9,495,062	—	—	9,495,062
Multi-Utilities	171,681	—	—	171,681
Multiline Retail	1,300,896	—	—	1,300,896
Oil, Gas & Consumable Fuels	62,718,912	—	—	62,718,912
Paper & Forest Products	253,493	—	—	253,493
Personal Products	4,139,093	—	—	4,139,093
Pharmaceuticals	12,467,555	30,381	—	12,497,936
Professional Services	3,039,644	—	—	3,039,644
Real Estate Investment Trusts	142,042,824	—	—	142,042,824
Road & Rail	10,453,060	—	—	10,453,060
Semiconductors & Semiconductor Equipment	4,486,939	—	—	4,486,939

Software	20,825,276	—	—	20,825,276
Specialty Retail	8,617,833	—	—	8,617,833
Technology Hardware, Storage & Peripherals	868,004	—	—	868,004
Textiles, Apparel & Luxury Goods	247,284	—	—	247,284
Thrifts & Mortgage Finance	2,951,478	—	—	2,951,478
Trading Companies & Distributors	9,946,156	—	—	9,946,156
Wireless Telecommunication Services	1,202,029	—	60,917	1,262,946
Exchange-Traded Funds	16,257,405	—	—	16,257,405
Limited Partnerships	1,166,499	—	—	1,166,499
Closed-End Mutual Funds	760,051	—	—	760,051
Warrants
Biotechnology	26,945	—	—	26,945
Diversified Financial Services	28,471	—	—	28,471
Health Care Providers & Services	54,771	—	—	54,771
Health Care Technology	1,036	—	—	1,036
Life Sciences Tools & Services	56,193	—	—	56,193
Rights
Diversified Financial Services	2,212	—	—	2,212
Total Investments in Securities	$704,335,776	$30,381	$616,202	$704,982,359
Derivative Contracts:
Forward Exchange Contracts(1)	$—	$13,383	$—	$13,383
Total	$704,335,776	$43,764	$616,202	$704,995,742

Liabilities:
Securities Sold Short:
Common Stocks
Aerospace & Defense	$(4,514,105)	$—	$—	$(4,514,105)
Air Freight & Logistics	(7,638,213)	—	—	(7,638,213)
Airlines	(62,547)	—	—	(62,547)
Auto Components	(1,041,202)	—	—	(1,041,202)
Automobiles	(4,934,884)	—	—	(4,934,884)
Banks	(39,130,776)	—	—	(39,130,776)
Beverages	(14,737,825)	—	—	(14,737,825)
Biotechnology	(4,316,914)	—	—	(4,316,914)
Building Products	(1,635,064)	—	—	(1,635,064)
Capital Markets	(22,776,589)	—	—	(22,776,589)
Chemicals	(882,228)	—	—	(882,228)
Commercial Services & Supplies	(3,882,460)	—	—	(3,882,460)
Communications Equipment	(1,058,080)	—	—	(1,058,080)
Construction & Engineering	(2,849,183)	—	—	(2,849,183)
Consumer Finance	(10,808,946)	—	—	(10,808,946)
Containers & Packaging	(1,747,140)	—	—	(1,747,140)
Distributors	(3,959,622)	—	—	(3,959,622)
Diversified Consumer Services	(392,977)	—	—	(392,977)
Diversified Telecommunication Services	(1,650,162)	—	—	(1,650,162)
Electric Utilities	(11,275)	—	—	(11,275)
Electrical Equipment	(500,809)	—	—	(500,809)
Electronic Equipment, Instruments & Components	(747,743)	—	—	(747,743)
Energy Equipment & Services	(4,067,292)	—	—	(4,067,292)
Entertainment	(1,836,992)	—	—	(1,836,992)
Food & Staples Retailing	(6,711,031)	—	—	(6,711,031)
Food Products	(25,140,031)	—	—	(25,140,031)
Health Care Equipment & Supplies	(4,691,740)	—	—	(4,691,740)
Health Care Providers & Services	(13,339,821)	—	—	(13,339,821)
Health Care Technology	(176,284)	—	—	(176,284)
Hotels, Restaurants & Leisure	(20,189,938)	—	—	(20,189,938)

Household Durables	(1,392,913)	—	—	(1,392,913)
Household Products	(8,670,918)	—	—	(8,670,918)
Industrial Conglomerates	(2,059,892)	—	—	(2,059,892)
Insurance	(2,055,028)	—	—	(2,055,028)
Interactive Media & Services	(1,287,004)	—	—	(1,287,004)
Internet & Direct Marketing Retail	(4,657,464)	—	—	(4,657,464)
IT Services	(2,747,960)	—	—	(2,747,960)
Leisure Products	(1,547,434)	—	—	(1,547,434)
Life Sciences Tools & Services	(5,229,675)	—	—	(5,229,675)
Machinery	(9,457,134)	—	—	(9,457,134)
Marine	(1,109,580)	—	—	(1,109,580)
Media	(4,096,375)	—	—	(4,096,375)
Metals & Mining	(6,651,316)	—	—	(6,651,316)
Mortgage Real Estate Investment	(2,696,809)	—	—	(2,696,809)
Multiline Retail	(417,968)	—	—	(417,968)
Oil, Gas & Consumable Fuels	(39,498,665)	—	—	(39,498,665)
Personal Products	(2,965,184)	—	—	(2,965,184)
Pharmaceuticals	(8,852,188)	—	—	(8,852,188)
Professional Services	(281,771)	—	—	(281,771)
Real Estate Investment Trusts	(121,255,722)	—	—	(121,255,722)
Real Estate Management & Development	(67,446)	—	—	(67,446)
Road & Rail	(6,848,987)	—	—	(6,848,987)
Semiconductors & Semiconductor Equipment	(3,973,051)	—	—	(3,973,051)
Software	(1,224,717)	—	—	(1,224,717)
Specialty Retail	(11,540,854)	—	—	(11,540,854)
Technology Hardware, Storage & Peripherals	(1,194,179)	—	—	(1,194,179)
Thrift & Mortgage Finance	(1,368,920)	—	—	(1,368,920)
Tobacco	(509,183)	—	—	(509,183)
Trading Companies & Distributors	(7,424,261)	—	—	(7,424,261)
Exchange-Traded Funds	(111,688,129)	—	—	(111,688,129)
Total Securities Sold Short	$(578,202,620)	$—	$—	$(578,202,620)

Derivative Contracts:
Forward Exchange Contracts(1)	$—	$(1,003)	$—	$(1,003)
Total	$(578,202,620)	$(1,003)	$—	$(578,203,623)

(1) Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The average notional value of forward currency exchange contracts purchased and sold for the period ended September 30, 2022 was 2,859,411 and 3,457,121, respectively.

Equity Securities

Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued using indicative broker quotations and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.

Exchange-Traded Funds

Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (such as money market funds and mutual funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Securities Sold Short

The Fund sells securities or currencies short for investment purposes. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

Foreign Securities and Currency Translation

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Derivatives

The Fund may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

Forward Currency Exchange Contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund values forward contracts based on the terms of the contract (including the notional amount and contract duration) and using observable inputs, such as currency exchange rates or commodity prices. The Fund also considers counterparty credit risk in its valuation of forward contracts. Forward contracts are generally categorized in Level 2 of the fair value hierarchy.

4. Fund Fees and Expenses

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser amended effective July 1, 2020, the Fund pays the Adviser a monthly management fee at the annual rate of 2.00%. The management fee will be applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). The management fee will be accrued at least weekly and paid monthly in arrears. The Fund also pays to the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share will be paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

Previously, in the Investment Advisory Agreement effective September 1, 2019, the Fund paid the Adviser a monthly management fee at the annual rate of 1.50%. The management fee was applied to the Fund’s net asset value (before the deduction of any incentive fee and the repurchase of any shares pursuant to a periodic repurchase offer). In addition, the Fund paid the Adviser a performance-based incentive fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the investment profits, as defined in the Investment Advisory Agreement effective September 1, 2019, attributable to each share for such calendar quarter; provided, however, that an incentive fee with respect to a share was paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as defined in the Investment Advisory Agreement as of the end of the previous calendar quarter.

The Adviser in addition agreed that it would attempt to manage the Fund’s aggregate leverage to be 1.5x per side of that of Weiss Multi-Strategy Partners LLC (the “Flagship Fund”) as measured by the Adviser’s risk metrics, unless otherwise agreed with Somerset in writing. In the event that Somerset, in its sole discretion, wanted to increase the Fund’s aggregate leverage by an additional 0.5x per side that of the Flagship Fund, it could have done so (subject to the US $1.2 billion in aggregate AUM capacity); provided, however, that the management fee associated with the incremental leverage applicable to Somerset for any quarter (or portion thereof) would have been 0.4375% (i.e., 1.75% per annum) and the incentive fee associated with the incremental leverage applicable to Somerset for any such quarter (or portion thereof) would have been an amount equal to an annual rate of 25% of the profits derived from the incremental leverage (including net unrealized gains and losses on investments).

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

For purposes of determining the fee calculations of the Fund, the value of the loans outstanding are included in the NAV of the Fund. See Note 5 below.

5. Loans Receivable from Sole Shareholder

The Fund provides financial support to its sole shareholder in the normal course of executing its investment strategies. The loans have a stated maturity date of May 2, 2027, with the interest accrued at the Secured Overnight Financing Rate (“SOFR”) plus 0.50% reset every 90 days and payable quarterly. The following table summarizes financial support provided to the Fund’s sole shareholder during the period from January 1, 2022 through September 30, 2022.

As of September 30, 2022, the loans receivable and related interest are recorded as deductions to net assets on the Statement of Assets and Liabilities.

Type	Amount	Reasons for providing support

The Fund agrees to make revolving loans to Somerset in an aggregate amount at any one time outstanding not to exceed the Maximum Revolver Amount equal to the lesser of (i) U.S. $1,500,000,000, (ii) that amount which would cause the net asst value per share of the Lender to become less than $1 per share on a GAAP basis and (iii) the amount that the Borrower is permitted to borrow in accordance with its organizational documents.

	$322,339,134 (principal) and $867,089 (accrued interest)	The proceeds of the loans shall be used by Somerset to provide cash collateral in support of its reinsurance obligations under reinsurance arrangements entered into by Somerset.

For the fiscal period ended September 30, 2022, the Fund made no additional loans to the sole shareholder. The Fund collected $90,000,000 in principal loan payments from the sole shareholder during the fiscal period ended September 30, 2022.

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it would phase out the London Interbank Offered Rate (“LIBOR”) as a benchmark by the end of 2021 and the FCA has indicated that market participants should not rely on LIBOR being available after 2021. As an alternative to LIBOR, the U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, is replacing U.S.-dollar LIBOR with the SOFR, a new index calculated by short-term repurchase agreements, backed by Treasury securities. The Fund has amended its existing loan agreements with the Fund’s sole shareholder to reference SOFR as its reference rate.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder. A decision by the sole shareholder to withdraw capital from the Fund could have a material negative impact on the Fund.

8. Securities Lending

The Fund participates in State Street’s enhanced custody program. Through this program, State Street is capable of facilitating the Fund’s short selling activity and reducing its cost of such activity. The Fund participates in the enhanced custody program which permits self-borrow transactions that does not require any collateral for the securities on loan under those transactions. The Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. At September 30, 2022, the Fund had securities on loan with a total value of $139,005,880.

9. Subsequent Events

The Fund has evaluated subsequent events through the date the form N-PORT was filed. The Fund has determined that there are no material subsequent events that would require disclosure in or adjustment to these financial statements.